Long-term Deposits	12 Months Ended
Dec. 31, 2024
Long-term Investments [Abstract]
Long-term Deposits
Note 8 - Long-term Deposits

Long-term deposits include bank deposits in US Dollars with terms at the balance sheet date of more than 12 months with average annual interest rates of 5.61% (2023 – 5.59%).